Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 02, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000892538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2012